EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 29, 2024
Earnings per share [abstract]
Earnings per share
Reconciliation between basic and diluted earnings per share is as follows:

	2024	2023

Net earnings - basic and diluted	$400,865	$533,580

Basic earnings per share:
Basic weighted average number of common shares outstanding	162,928	175,938
Basic earnings per share	$2.46	$3.03

Diluted earnings per share:
Basic weighted average number of common shares outstanding	162,928	175,938
Plus dilutive impact of stock options, Treasury RSUs, and common shares held in trust	251	286
Diluted weighted average number of common shares outstanding	163,179	176,224
Diluted earnings per share	$2.46	$3.03